June 14, 2013

TACTICALSHARES DYNAMIC ALLOCATION FUND

a series of Advisors Series Trust

Supplement to Summary Prospectus, Prospectus and Statement of
Additional Information (“SAI”), each dated April 30, 2013

Effective immediately, John Hastings no longer serves as a portfolio manager for the TacticalShares Dynamic Allocation Fund.

Please disregard all references to Mr. Hastings in the Summary Prospectus, Prospectus and SAI.

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Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.